Segment Reporting - Reconciliation of Total Segment Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total assets	$ 2,196,638	$ 2,164,846
Cash and cash equivalents (notes 7 and 19)	480,080	309,857	$ 108,977
Short-term Investments	172,604	210,000
Segment Reconciling Items
Segment Reporting Information [Line Items]
Cash and cash equivalents (notes 7 and 19)	480,080	309,857
Short-term Investments	172,604	210,000
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Total assets	(129)	(2,486)
Teekay Tankers | Tankers [Member] | Operating Segments
Segment Reporting Information [Line Items]
Total assets	1,508,243	1,603,142
Teekay Parent [Member] | Other | Operating Segments
Segment Reporting Information [Line Items]
Total assets	$ 35,840	$ 44,333